Offerings	Aug. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares Each Representing a 1/1000th Interest in a Share of 6.450% Fixed Rate Reset Noncumulative Preferred Shares, Series E
Amount Registered | shares	1,600,000
Proposed Maximum Offering Price per Unit	1,000.00
Maximum Aggregate Offering Price	$ 1,600,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 220,960.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. Included in this Exhibit are 1,600,000 Depositary Shares each representing a 1/1000th interest in a share of 6.450% Fixed Rate Reset Noncumulative Preferred Shares, Series E, of American Express Company (the "Registrant"). The fee payable in connection with the offering relating to this exhibit has been calculated pursuant to Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), and paid in accordance with Rule 456(b) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	6.450% Fixed Rate Reset Noncumulative Preferred Shares, Series E
Fee Rate	0.01381%
Offering Note	No separate consideration will be received by the Registrant for the shares of the Registrant's 6.450% Fixed Rate Reset Noncumulative Preferred Shares, Series E, which are issued in connection with this offering.